Investment Objectives and Goals	Apr. 30, 2026
Praxis Impact Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Impact Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Praxis Impact Large Cap Value ETF seeks capital appreciation.
Praxis Impact Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Impact Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Praxis Impact Large Cap Growth ETF seeks capital appreciation.